World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2014

Dates Covered
Collections Period	03/01/14 - 03/31/14
Interest Accrual Period	03/17/14 - 04/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/14	223,419,153.90	18,195
Yield Supplement Overcollateralization Amount at 02/28/14	4,033,954.57	0
Receivables Balance at 02/28/14	227,453,108.47	18,195
Principal Payments	11,844,570.39	386
Defaulted Receivables	492,807.52	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/14	3,682,710.14	0
Pool Balance at 03/31/14	211,433,020.42	17,782

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	3,458,070.58	234
Past Due 61-90 days	706,007.04	44
Past Due 91 + days	254,035.90	15
Total	4,418,113.52	293

Total 31+ Delinquent as % Ending Pool Balance	2.09%

Recoveries	307,580.78

Aggregate Net Losses/(Gains) - March 2014	185,226.74

Overcollateralization Target Amount	11,100,233.57
Actual Overcollateralization	11,100,233.57

Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	34.85

Flow of Funds	$ Amount

Collections	12,882,881.22
Advances	(3,799.70)
Investment Earnings on Cash Accounts	1,675.87
Servicing Fee	(189,544.26)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,691,213.13

Distributions of Available Funds
(1) Class A Interest	180,986.05
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	256,627.90
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,100,233.57
(7) Distribution to Certificateholders	1,121,697.16
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,691,213.13

Servicing Fee	189,544.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 03/17/14	211,689,648.32
Principal Paid	11,356,861.47
Note Balance @ 04/15/14	200,332,786.85

Class A-1
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-2
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-3
Note Balance @ 03/17/14	104,965,648.32
Principal Paid	11,356,861.47
Note Balance @ 04/15/14	93,608,786.85
Note Factor @ 04/15/14	38.5221345%

Class A-4
Note Balance @ 03/17/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	87,531,000.00
Note Factor @ 04/15/14	100.0000000%

Class B
Note Balance @ 03/17/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	19,193,000.00
Note Factor @ 04/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	212,654.50
Total Principal Paid	11,356,861.47
Total Paid	11,569,515.97

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	83,972.52
Principal Paid	11,356,861.47
Total Paid to A-3 Holders	11,440,833.99

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3017557
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.1153323
Total Distribution Amount	16.4170880

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3455659
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.7360554
Total A-3 Distribution Amount	47.0816213

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	22.60
Noteholders' Principal Distributable Amount	977.40

Account Balances	$ Amount

Advances
Balance as of 02/28/14	39,947.83
Balance as of 03/31/14	36,148.13
Change	(3,799.70)

Reserve Account
Balance as of 03/17/14	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 04/15/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07